Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium - Authorised share capital

	June 30,	December 31,
	2021	2020
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Share Capital and Share Premium - Common shares issued and fully paid

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As of January 1, 2021	3,040,123	12
Issued during the period for share based compensation (Note 9)	4,012	—
Issuance of new common stocks	14,905,000	60
Issuance of common stock due to exercise of pre-funded warrants	2,075,000	8
As of June 30, 2021	20,024,135	80

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As of January 1, 2020	52,235	—
Issued during the period for share based compensation (Note 9)	217	—
Issuance of common stocks due conversion of loan (Note 8)	11,678	—
Issuance of new common stocks	852,750	4
Issuance of common stock due to exercise of pre-funded warrants	5,550	—
As of June 30, 2020	922,430	4